JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

Institutional Shares (TICKER: JOMMX)

Class I Shares (TICKER: JOMIX)

Class II Shares (TICKER:            ) Not currently offered

Class III Shares (TICKER:            ) Not currently offered

JOHCM US SMALL MID CAP EQUITY FUND

Institutional Shares (TICKER: JODMX)

Class I Shares (Ticker: JODIX)

Class II Shares (TICKER:            ) Not currently offered

Class III Shares (TICKER:            ) Not currently offered

Supplement dated November 18, 2014 to the Prospectus and Statement of Additional Information dated October 27, 2014

The JOHCM Emerging Markets Small Mid Cap Equity Fund is not currently available for investment.

This Supplement and the prospectus and Statement of Additional Information dated October 27, 2014 provide the information a prospective investor ought to know before investing and should be retained for future reference.